UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: March 31, 2009
Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Witmer Asset Management, LLC

Address:  One Dag Hammarskjold Plaza
          885 Second Avenue, 31st Floor
          New York, NY  10017

13F File Number: 028-10015

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Charles H. Witmer
Title:    Managing Member
Phone:    (212) 812-3080


Signature, Place and Date of Signing:

/s/ Charles H. Witmer              New York, NY               May 14, 2009
----------------------          ------------------         -----------------
     [Signature]                  [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              1

Form 13F Information Table Entry Total:         3

Form 13F Information Table Value Total:        $4,552
                                               (thousands)


List of Other Included Managers:

Form 13F File Number            Name

1. 028-10559                    Eagle Capital Partners, LP


                                                     FORM 13F INFORMATION TABLE

COLUMN 1                        COLUMN  2   COLUMN 3    COLUMN 4       COLUMN 5       COLUMN 6        COL 7         COLUMN 8

                                TITLE OF                VALUE      SHRS OR  SH/ PUT/  INVESTMENT      OTHR      VOTING AUTHORITY
NAME OF ISSUER                  CLASS       CUSIP       (X$1000)   PRN AMT  PRN CALL  DISCRETION      MGRS   SOLE    SHARED     NONE
INTERFACE INC                   CL A        458665106   2,421      809,671  SH        SHARED-DEFINED   1     809,671
KERYX BIOPHARMACEUTICALS INC    COM         492515101     117      853,043  SH        SHARED-DEFINED   1     853,043
USA MOBILITY INC                COM         90341G103   2,014      218,705  SH        SHARED-DEFINED   1     218,705


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